Leases - Supplemental balance sheet information - Operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
Land use rights, net	¥ 1,249,551		¥ 1,010,640
Operating lease right-of-use assets, net (excluding land use rights)	4,689,679		2,528,271
Total operating lease right-of-use assets, net	5,939,230	$ 836,523	3,538,911
Operating lease liabilities, current	1,146,437	161,472	696,454
Operating lease liabilities, non-current	3,677,961	$ 518,030	1,946,367
Total operating lease liabilities	¥ 4,824,398		¥ 2,642,821